Segment Information - Schedule of Information Concerning Principal Geographic Areas (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Information concerning principal geographic areas
Revenues	$ 2,883	$ 2,792	$ 2,837	$ 2,640	$ 2,797	$ 2,712	$ 2,709	$ 2,591	$ 11,152	$ 10,809	$ 10,680
Long-Lived Assets	22,296				22,979				22,296	22,979	23,723
United States
Information concerning principal geographic areas
Revenues									9,428	9,145	9,046
Long-Lived Assets	19,708				20,020				19,708	20,020	20,595
International
Information concerning principal geographic areas
Revenues									1,724	1,664	1,634
Long-Lived Assets	$ 2,588				$ 2,959				$ 2,588	$ 2,959	$ 3,128